Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Pending Deposits [Member]
Disclosure of Trade and Other Accounts Receivables [line items]
Trade accounts receivable	$ 69,000
Debtors [Member]
Disclosure of Trade and Other Accounts Receivables [line items]
Trade accounts receivable	102,000
Other Type of Debtors [Member]
Disclosure of Trade and Other Accounts Receivables [line items]
Trade accounts receivable	58,000
Chelsea Securities SA [Member]
Disclosure of Trade and Other Accounts Receivables [line items]
Other accounts receivable	34,980	$ 34,980
Grupo Aeromar SA [Member]
Disclosure of Trade and Other Accounts Receivables [line items]
Other accounts receivable	34,980
USAV Flow [Member]
Disclosure of Trade and Other Accounts Receivables [line items]
Other accounts receivable	59,295
Miles Trust Contract [Member]
Disclosure of Trade and Other Accounts Receivables [line items]
Other accounts receivable	15,405
Rolls Royce [Member]
Disclosure of Trade and Other Accounts Receivables [line items]
Other accounts receivable	11,423
Luis Montes de Oca [Member]
Disclosure of Trade and Other Accounts Receivables [line items]
Other accounts receivable	2,770
Airbus [Member]
Disclosure of Trade and Other Accounts Receivables [line items]
Other accounts receivable	$ 1,397